Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000743773
Calvert VP Russell 2000 Small Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calvert VP Russell 2000 Small Cap Index Portfolio
Supplement [Text Block]	cik0000743773_SupplementTextBlock

CALVERT VP RUSSELL 2000® SMALL CAP INDEX PORTFOLIO
Supplement to Prospectus dated May 1, 2017

The following replaces “Investment Objective” in “Portfolio Summaries – Calvert VP Russell® 2000 Small Cap Index Portfolio”:

The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.

August 22, 2017	8.22.17

Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.